INCOME TAXES	12 Months Ended
Dec. 28, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES:
The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2025	2024

Earnings before income taxes	$471,192	$514,085
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	124,866	136,233

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(122,546)	(110,434)
Global Minimum Tax ("GMT") top-up tax	27,902	33,000
Income tax and other adjustments related to prior taxation years	(1,165)	(1,279)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	—	10,904
Non-recognition of tax benefits related to tax losses and temporary differences	27,335	45,171
Effect of non-deductible expenses and other	20,865	(375)
Total income tax expense	$77,257	$113,220
Average effective tax rate	16.4%	22.0%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2025	2024

Current income taxes
Corporate income tax	$55,665	$68,157
Global Minimum Tax top-up tax	27,902	33,000
Adjustments relating to prior taxation years	(1,646)	(602)
	81,921	100,555

Deferred income taxes:
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	—	10,904
Origination and reversal of temporary differences	(32,480)	(42,708)
Non-recognition of tax benefits related to tax losses and temporary differences	27,335	45,146
Adjustments relating to prior taxation years	481	(677)
	(4,664)	12,665
Total income tax expense	$77,257	$113,220

The Company operates in several jurisdictions that have enacted the Organisation for Economic Co‑operation and Development’s global minimum tax (“GMT”) regime, also known as Pillar Two, that is in effect, including Canada and Barbados. For the year ended December 28, 2025, the Company recognized a current tax expense related to Pillar Two income taxes of approximately $27.9 million (December 29, 2024 - $33.0 million). The majority of this amount is payable under Barbados’ Pillar Two legislation. In accordance with the amendments to IAS 12, the Company has applied the mandatory temporary exception from recognizing or disclosing deferred taxes relating to the Pillar Two legislation in the consolidated financial statements for the year ended December 28, 2025.
20. INCOME TAXES (continued):

During the second quarter of fiscal 2024, the Government of Barbados increased the corporate tax rate applicable to the Company from a sliding scale of 5.5% to 1% to a flat rate of 9%, effective January 1, 2024. For the year ended December 29, 2024, the Company recognized a deferred income tax expense of $10.9 million related to the impact of the tax rate increase on the remeasurement of deferred tax assets and liabilities in Barbados.

Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 28, 2025	December 29, 2024

Deferred income tax assets:
Non-capital losses	$1,041,818	$138,615
Non-deductible reserves and accruals	272,241	50,932
Property, plant and equipment	21,237	18,859
Lease liability	64,433	23,366
Tax credits	29,170	—
Other items	10,426	10,183
	1,439,325	241,955
Unrecognized deferred income tax assets	(1,006,015)	(175,571)
Deferred income tax assets	$433,310	$66,384

Deferred income tax liabilities:
Right-of-use assets	$(64,300)	$(20,726)
Property, plant and equipment	(69,913)	(43,016)
Intangible assets	(677,242)	(9,472)
Deferred income tax liabilities	(811,455)	(73,214)
Deferred income taxes	$(378,145)	$(6,830)

The details of changes to deferred income tax assets and liabilities were as follows:

	2025	2024

Balance, beginning of fiscal year, net	$(6,830)	$5,853

Recognized in the statements of earnings:
Non-capital losses	(2,267)	19,419
Non-deductible reserves and accruals	29,440	31,097
Property, plant and equipment	4,455	(4,727)
Right of use assets and lease liability	155	(1,539)
Tax credits, capital losses, and other items	1,359	—
Intangible assets	(464)	(864)
Other	(679)	(1)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	—	(10,904)
Unrecognized deferred income tax assets	(27,335)	(45,146)
	4,664	(12,665)

Business acquisitions	(376,637)	—
Other	658	(18)
Balance, end of fiscal year, net	$(378,145)	$(6,830)
20. INCOME TAXES (continued):

Deferred income tax assets and liabilities are presented in the statement of financial position as follows:

	December 28, 2025	December 29, 2024

Deferred income tax assets	$22,952	$21,800
Deferred income tax liabilities	401,097	28,630
Deferred income taxes	$(378,145)	$(6,830)

On December 1, 2025, the Company acquired 100% of the common shares of Hanes. The income taxes include the results of Hanes from December 1, 2025, along with a net increase in the deferred tax liability of $376.6 million which includes the balances acquired at the date of the acquisition and the tax impact of adjustments recorded as part of the purchase price allocation.

As at December 28, 2025, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $1.0 billion, for which no deferred tax asset has been recognized (December 29, 2024 - $175.6 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2026 and indefinitely. The recognized deferred tax asset related to loss carryforwards is supported by projections of future profitability of the Company. This includes the Federal and State losses in the United States which were acquired as part of the acquisition of HanesBrands. Certain State losses are not recognized on the basis of inadequate profits forecasts for those State filings and on foreign (non-U.S.) tax losses that are likely to expire before they can be utilized.

The Company has unrecognized deferred income tax liabilities for the undistributed profits of subsidiaries operating in foreign jurisdictions, for which it currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at December 28, 2025, a deferred income tax liability of approximately $206 million would result from the recognition of the taxable temporary differences of approximately $2.7 billion.